Business Combinations - Acquired Intangible Assets (Details) - USD ($) $ in Thousands						12 Months Ended
	Jun. 09, 2021	Apr. 27, 2021	Mar. 26, 2021	Jan. 25, 2021	Nov. 20, 2020	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets						$ 7,250	$ 100,680
Definite-lived intangible assets - Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets						0	25,025
Definite-lived intangible asset - Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets						0	23,000
Lease
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets						$ 0	$ 790
Thrasys
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 27,875
Thrasys | Definite-lived intangible assets - Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 6,925
Useful Life					10 years
Thrasys | Definite-lived intangible assets - Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 10,825
Useful Life					7 years
Thrasys | Definite-lived intangible asset - Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 10,125
Useful Life					10 years
BHS
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 225
BHS | Definite-lived intangible assets - Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 225
Useful Life					3 years
TTC
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets				$ 1,125
TTC | Definite-lived intangible assets - Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets				$ 1,125
Useful Life				3 years
Glocal
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets			$ 45,289
Glocal | Definite-lived intangible assets - Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets			$ 45,289
Useful Life			7 years
Innovations Group
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 29,115
Innovations Group | Definite-lived intangible assets - Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 10,925
Useful Life		10 years
Innovations Group | Definite-lived intangible assets - Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 8,075
Innovations Group | Definite-lived intangible assets - Technology and intellectual property | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life		5 years
Innovations Group | Definite-lived intangible assets - Technology and intellectual property | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life		7 years
Innovations Group | Definite-lived intangible asset - Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 9,325
Useful Life		10 years
Innovations Group | Lease
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 790
Useful Life		4 years 9 months 18 days
Cloudbreak
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 32,475
Cloudbreak | Definite-lived intangible assets - Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 12,975
Useful Life	10 years
Cloudbreak | Definite-lived intangible assets - Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 5,825
Useful Life	5 years
Cloudbreak | Definite-lived intangible asset - Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 13,675
Useful Life	10 years